Note 22	9 Months Ended
Jul. 31, 2012
Condensed Financial Statements Disclosure [Text Block]
22.  Hovnanian Enterprises, Inc., the parent company (the “Parent”), is the issuer of publicly traded common stock, preferred stock, which is represented by depository shares, and 7.25% Tangible Equity Units. One of its wholly owned subsidiaries, K. Hovnanian Enterprises, Inc. (the “Subsidiary Issuer”), acts as a finance entity that as of July 31, 2012, had issued and outstanding approximately $992.0 million of senior secured notes ($967.9 million, net of discount), $460.6 million senior notes ($458.6 million, net of discount), and $7.0 million senior subordinated amortizing notes (issued as a component of our 7.25% Tangible Equity Units). The senior secured notes, senior notes, and senior subordinated amortizing notes are fully and unconditionally guaranteed by the Parent.

In addition to the Parent, each of the wholly owned subsidiaries of the Parent other than the Subsidiary Issuer (collectively, “Guarantor Subsidiaries”), with the exception of our home mortgage subsidiaries, certain of our title insurance subsidiaries, joint ventures, subsidiaries holding interests in our joint ventures and our foreign subsidiary (collectively, the “Nonguarantor Subsidiaries”), have guaranteed fully and unconditionally, on a joint and several basis, the obligations of the Subsidiary Issuer to pay principal and interest under the senior secured notes, senior notes, and senior subordinated amortizing notes other than the 2021 Notes.  The 2021 Notes are guaranteed by the Guarantor Subsidiaries and the members of the Secured Group (see Note 11).

All of the senior secured notes, senior notes and senior subordinated amortizing notes have been registered under the Securities Act of 1933, as amended, except the 2021 notes, which are not, pursuant to the indenture under which they were issued, required to be registered.  The Condensed Consolidating Financial Statements presented below are in respect of our registered notes only and not the 2021 Notes. In lieu of providing separate financial statements for the Guarantor Subsidiaries of our registered senior secured, senior and senior subordinated amortizing notes, we have included the accompanying Condensed Consolidating Financial Statements. Management does not believe that separate financial statements of the Guarantor Subsidiaries of our registered notes are material to users of our Condensed Consolidated Financial Statements. Therefore, separate financial statements and other disclosures concerning such Guarantor Subsidiaries are not presented.

The following Condensed Consolidating Financial Statements present the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Guarantor Subsidiaries, (iv) the Nonguarantor Subsidiaries and (v) the eliminations to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$10,793	$183,869	$1,076,088	$236,465	$-	$1,507,215
Financial services			9,496	108,132		117,628
Investments in and amounts due to and from consolidated subsidiaries	(371,004)	2,027,698	(2,420,053)	9,570	753,789	-
Total assets	$(360,211)	$2,211,567	$(1,334,469)	$354,167	$753,789	$1,624,843

LIABILITIES AND EQUITY:
Homebuilding	$4,329	$(361)	$416,675	$36,918	$-	$457,561
Financial services			9,341	90,563		99,904
Notes payable		1,464,809	78			1,464,887
Income taxes payable	39,923		(33,231)			6,692
Stockholders’ (deficit) equity	(404,463)	747,119	(1,727,332)	226,424	753,789	(404,463)
Non-controlling interest in consolidated joint ventures				262		262
Total liabilities and equity	$(360,211)	$2,211,567	$(1,334,469)	$354,167	$753,789	$1,624,843

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

OCTOBER 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,096,594	$207,443	$-	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,435,348)	(9,364)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,217)	$278,648	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$355,191	$11,276	$-	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,896)	207,265	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,217)	$278,648	$771,925	$1,602,180

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(92)	$356,862	$20,701	$(1,251)	$376,224
Financial services			2,237	8,550		10,787
Intercompany charges		53,026	(15,107)	(234)	(37,685)	-
Total revenues	$4	$52,934	$343,992	$29,017	$(38,936)	$387,011

Expenses:
Homebuilding	1,640	88,266	352,332	14,572	(67,011)	389,799
Financial services	23		1,407	4,679	2	6,111
Total expenses	1,663	88,266	353,739	19,251	(67,009)	395,910
Gain on extinguishment of debt		6,230				6,230
Income from unconsolidated joint ventures			30	822		852
(Loss) income before income taxes	(1,659)	(29,102)	(9,717)	10,588	28,073	(1,817)
State and federal income tax (benefit)	(4,261)		(32,232)			(36,493)
Equity in income (loss) of consolidated subsidiaries	32,074				(32,074)	-
Net income (loss)	$34,676	$(29,102)	$22,515	$10,588	$(4,001)	$34,676

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$17	$(25)	$277,591	$1,425	$(1,240)	$277,768
Financial services			1,409	6,441		7,850
Intercompany charges		28,679	(31,769)	(71)	3,161	-
Total revenues	17	28,654	247,231	7,795	1,921	285,618

Expenses:
Homebuilding	1,159	40,672	291,688	(525)	(994)	332,000
Financial services	76		1,241	4,230		5,547
Total expenses	1,235	40,672	292,929	3,705	(994)	337,547
Loss on extinguishment of debt		(1,391)				(1,391)
Loss from unconsolidated joint ventures			(100)	(2,155)		(2,255)
(Loss) income before income taxes	(1,218)	(13,409)	(45,798)	1,935	2,915	(55,575)
State and federal income tax (benefit)	(4,631)		(14)			(4,645)
Equity in (loss) income of consolidated subsidiaries	(54,343)				54,343	-
Net (loss) income	$(50,930)	$(13,409)	$(45,784)	$1,935	$57,258	$(50,930)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

NINE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$8	$(197)	$934,330	$41,907	$(3,729)	$972,319
Financial services			5,232	20,758		25,990
Intercompany charges		76,975	(46,238)	(3,682)	(27,055)	-
Total revenues	$8	$76,778	$893,324	$58,983	$(30,784)	$998,309

Expenses:
Homebuilding	5,815	112,342	954,080	29,144	(42,392)	1,058,989
Financial services	103		3,967	12,592	(11)	16,651
Total expenses	5,918	112,342	958,047	41,736	(42,403)	1,075,640
Gain on extinguishment of debt		57,966				57,966
Income from unconsolidated joint ventures			521	1,803		2,324
(L(Loss) income before income taxes	(5,910)	22,402	(64,202)	19,050	11,619	(17,041)
State and federal income tax benefit	12,929		22,325			35,254
Equity in income (loss) of consolidated subsidiaries	11,194				(11,194)	-
Net income (loss)	$18,213	$22,402	$(41,877)	$19,050	$425	$18,213

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

NINE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$24	$(223)	$773,299	$3,652	$(3,719)	$773,033
Financial services			3,951	16,298		20,249
Intercompany charges		85,294	(98,066)	(428)	13,200	-
Total revenues	$24	$85,071	$679,184	$19,522	$9,481	$793,282

Expenses:
Homebuilding	4,261	119,657	838,298	330	(1,152)	961,394
Financial services	246		3,717	12,234	(3)	16,194
Total expenses	4,507	119,657	842,015	12,564	(1,155)	977,588
Loss on extinguishment of debt		(3,035)				(3,035)
Loss from unconsolidated joint ventures			(801)	(5,678)		(6,479)
(Loss) income before income taxes	(4,483)	(37,621)	(163,632)	1,280	10,636	(193,820)
State and federal income tax (benefit) provision	(15,599)		9,518			(6,081)
Equity in (loss) income of consolidated subsidiaries	(198,855)				198,855	-
Net (loss) income	$(187,739)	$(37,621)	$(173,150)	$1,280	$209,491	$(187,739)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

NINE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$18,213	$22,402	$(41,877)	$19,050	$425	$18,213
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	31,198	(28,260)	(4,336)	(78,465)	(425)	(80,288)
Net cash provided by (used in) operating activities	49,411	(5,858)	(46,213)	(59,415)	-	(62,075)
Net cash provided by (used in) investing activities		26	(2,178)	242		(1,910)
Net cash provided by (used in) financing activities	47,147	(94,309)	50,954	43,423		47,215
Intercompany investing and financing activities – net	(96,558)	112,651	2,841	(18,934)		-
Net increase (decrease) in cash	-	12,510	5,404	(34,684)	-	(16,770)
Cash and cash equivalents balance, beginning of period	-	112,122	(4,989)	143,607	-	250,740
Cash and cash equivalents balance, end of period	$-	$124,632	$415	$108,923	$-	$233,970

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

NINE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(187,739)	$(37,621)	$(173,150)	$1,280	$209,491	$(187,739)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities	85,787	(15,216)	148,195	(777)	(209,491)	8,498
Net cash (used in) provided by operating activities	(101,952)	(52,837)	(24,955)	503	-	(179,241)
Net cash provided by (used in) investing activities			577	(659)		(82)
Net cash provided by (used in) financing activities	54,899	71,552	61	(31,984)		94,528
Intercompany investing and financing activities – net	47,043	(82,916)	31,484	4,389		-
Net (decrease) increase in cash	(10)	(64,201)	7,167	(27,751)	-	(84,795)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612	-	367,180
Cash and cash equivalents balance, end of period	$-	$148,169	$(5,645)	$139,861	$-	$282,385

In connection with a proposed issuance of units (the "Proposed Units") by the Subsidiary Issuer, it is anticipated that certain of the Parent’s wholly owned subsidiaries (collectively "Units Guarantor Subsidiaries") will fully and unconditionally guarantee, on a joint and several basis, the components of  such Proposed Units. Each Units Guarantor Subsidiaries is 100% owned by the Parent. The following Condensed Consolidating Financial Statements presents the results of operations, financial position and cash flows of (i) the Parent, (ii) the Subsidiary Issuer, (iii) the Units Guarantor Subsidiaries, (iv) the Parent's subsidiaries that do not guarantee the components of the Proposed Units and (v) the elimination to arrive at the information for Hovnanian Enterprises, Inc. on a consolidated basis.

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$10,793	$183,869	$1,025,979	$286,574	$-	$1,507,215
Financial services			9,496	108,132		117,628
Investments in and amounts due to and from consolidated subsidiaries	(371,004)	2,027,698	(2,425,600)	15,117	753,789	-
Total assets	$(360,211)	$2,211,567	$(1,390,125)	$409,823	$753,789	$1,624,843

LIABILITIES AND EQUITY:
Homebuilding	$4,329	$(361)	$379,412	$74,181	$-	$457,561
Financial services			9,341	90,563		99,904
Notes payable		1,464,809	78			1,464,887
Income taxes payable	39,923		(33,231)			6,692
Stockholders’ (deficit) equity	(404,463)	747,119	(1,745,725)	244,817	753,789	(404,463)
Non-controlling interest in consolidated joint ventures				262		262
Total liabilities and equity	$(360,211)	$2,211,567	$(1,390,125)	$409,823	$753,789	$1,624,843

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING BALANCE SHEET

OCTOBER 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
ASSETS:
Homebuilding	$12,756	$200,281	$1,091,511	$212,526	$-	$1,517,074
Financial services			4,537	80,569		85,106
Investments in and amounts due to and from consolidated subsidiaries	(467,562)	2,140,349	(2,430,491)	(14,221)	771,925	-
Total assets	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

LIABILITIES AND EQUITY:
Homebuilding	$2,172	$(33)	$354,528	$11,939	$-	$368,606
Financial services			4,231	60,015		64,246
Notes payable		1,623,957	144			1,624,101
Income tax payable	39,716		2,113			41,829
Stockholders’ (deficit) equity	(496,694)	716,706	(1,695,459)	206,828	771,925	(496,694)
Non-controlling interest in consolidated joint ventures				92		92
Total liabilities and equity	$(454,806)	$2,340,630	$(1,334,443)	$278,874	$771,925	$1,602,180

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$4	$(92)	$345,957	$31,606	$(1,251)	$376,224
Financial services			2,237	8,550		10,787
Intercompany charges		53,026	(14,924)	(417)	(37,685)	-
Total revenues	$4	$52,934	$333,270	$39,739	$(38,936)	$387,011

Expenses:
Homebuilding	1,640	88,266	342,291	24,613	(67,011)	389,799
Financial services	23		1,407	4,679	2	6,111
Total expenses	1,663	88,266	343,698	29,292	(67,009)	395,910
Gain on extinguishment of debt		6,230				6,230
Income from unconsolidated joint ventures			30	822		852
(Loss) income before income taxes	(1,659)	(29,102)	(10,398)	11,269	28,073	(1,817)
State and federal income tax (benefit)	(4,261)		(32,016)	(216)		(36,493)
Equity in income (loss) of consolidated subsidiaries	32,074				(32,074)	-
Net income (loss)	$34,676	$(29,102)	$21,618	$11,485	$(4,001)	$34,676

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

THREE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$17	$(25)	$277,591	$1,425	$(1,240)	$277,768
Financial services			1,409	6,441		7,850
Intercompany charges		28,679	(31,754)	(86)	3,161	-
Total revenues	17	28,654	247,246	7,780	1,921	285,618

Expenses:
Homebuilding	1,159	40,672	291,579	(416)	(994)	332,000
Financial services	76		1,241	4,230		5,547
Total expenses	1,235	40,672	292,820	3,814	(994)	337,547
Loss on extinguishment of debt		(1,391)				(1,391)
Loss from unconsolidated joint ventures			(100)	(2,155)		(2,255)
(Loss) income before income taxes	(1,218)	(13,409)	(45,674)	1,811	2,915	(55,575)
State and federal income tax (benefit)	(4,631)		(14)			(4,645)
Equity in (loss) income of consolidated subsidiaries	(54,343)				54,343	-
Net (loss) income	$(50,930)	$(13,409)	$(45,660)	$1,811	$57,258	$(50,930)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

NINE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$8	$(197)	$922,078	$54,159	$(3,729)	$972,319
Financial services			5,232	20,758		25,990
Intercompany charges		76,975	(45,952)	(3,968)	(27,055)	-
Total revenues	$8	$76,778	$881,358	$70,949	$(30,784)	$998,309

Expenses:
Homebuilding	5,815	112,342	942,758	40,466	(42,392)	1,058,989
Financial services	103		3,967	12,592	(11)	16,651
Total expenses	5,918	112,342	946,725	53,058	(42,403)	1,075,640
Gain on extinguishment of debt		57,966				57,966
Income from unconsolidated joint ventures			521	1,803		2,324
(L(Loss) income before income taxes	(5,910)	22,402	(64,846)	19,694	11,619	(17,041)
State and federal income tax benefit	12,929		22,109	216		35,254
Equity in income (loss) of consolidated subsidiaries	11,194				(11,194)	-
Net income (loss)	$18,213	$22,402	$(42,737)	$19,910	$425	$18,213

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

NINE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Homebuilding	$24	$(223)	$773,299	$3,652	$(3,719)	$773,033
Financial services			3,951	16,298		20,249
Intercompany charges		85,294	(98,026)	(468)	13,200	-
Total revenues	$24	$85,071	$679,224	$19,482	$9,481	$793,282

Expenses:
Homebuilding	4,261	119,657	838,169	459	(1,152)	961,394
Financial services	246		3,717	12,234	(3)	16,194
Total expenses	4,507	119,657	841,886	12,693	(1,155)	977,588
Loss on extinguishment of debt		(3,035)				(3,035)
Loss from unconsolidated joint ventures			(801)	(5,678)		(6,479)
(Loss) income before income taxes	(4,483)	(37,621)	(163,463)	1,111	10,636	(193,820)
State and federal income tax (benefit) provision	(15,599)		9,518			(6,081)
Equity in (loss) income of consolidated subsidiaries	(198,855)				198,855	-
Net (loss) income	$(187,739)	$(37,621)	$(172,981)	$1,111	$209,491	$(187,739)

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

NINE MONTHS ENDED JULY 31, 2012

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net income (loss)	$18,213	$22,402	$(42,737)	$19,910	$425	$18,213
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities	31,198	(28,260)	(680)	(82,121)	(425)	(80,288)
Net cash provided by (used in) operating activities	49,411	(5,858)	(43,417)	(62,211)	-	(62,075)
Net cash provided by (used in) investing activities		26	735	(2,671)		(1,910)
Net cash provided by (used in) financing activities	47,147	(94,309)	50,954	43,423		47,215
Intercompany investing and financing activities – net	(96,558)	112,651	(2,868)	(13,225)		-
Net increase (decrease) in cash	-	12,510	5,404	(34,684)	-	(16,770)
Cash and cash equivalents balance, beginning of period	-	112,122	(4,989)	143,607	-	250,740
Cash and cash equivalents balance, end of period	$-	$124,632	$415	$108,923	$-	$233,970

HOVNANIAN ENTERPRISES, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

NINE MONTHS ENDED JULY 31, 2011

(In Thousands)

	Parent	Subsidiary Issuer	Units Guarantor Subsidiaries	Units Nonguarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss) income	$(187,739)	$(37,621)	$(172,981)	$1,111	$209,491	$(187,739)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities	85,787	(15,216)	152,122	(4,704)	(209,491)	8,498
Net cash (used in) provided by operating activities	(101,952)	(52,837)	(20,859)	(3,593)	-	(179,241)
Net cash provided by (used in) investing activities			577	(659)		(82)
Net cash provided by (used in) financing activities	54,899	71,552	61	(31,984)		94,528
Intercompany investing and financing activities – net	47,043	(82,916)	27,388	8,485		-
Net (decrease) increase in cash	(10)	(64,201)	7,167	(27,751)	-	(84,795)
Cash and cash equivalents balance, beginning of period	10	212,370	(12,812)	167,612	-	367,180
Cash and cash equivalents balance, end of period	$-	$148,169	$(5,645)	$139,861	$-	$282,385